ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) - Nonrelated Party - USD ($)	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
ADVANCE TO VENDORS, NET - Schedule of Advance to Vendors, Net (Details) [Line Items]
Prepayment for goods	$ 3,262,248	$ 1,703,313	$ 2,007,865
Other prepayments	14,511	14,318	4,479
Less: allowance for doubtful accounts	(585,275)	(266,351)	(175,135)	$ (254,538)
Advance to vendors, net	$ 2,691,484	$ 1,451,280	$ 1,837,209